S-K 1602(c) Dilution	Jun. 10, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
No Redemption [Member] | Full Exercise of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.17
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.85
No Redemption [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.87
No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 97,054,251
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,608,333
No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 111,608,051
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,619,583
Redemption at 25 Percent of Maximum [Member] | Full Exercise of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.6
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.58
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.42
Redemption at 25 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.59
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.57
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.43
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 72,929,251
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,108,333
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 83,864,301
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	12,744,583
Redemption at 50 Percent of Maximum [Member] | Full Exercise of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.71
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.69
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.31
Redemption at 50 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.69
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.67
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.33
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 48,804,251
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,608,333
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 56,120,551
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	9,869,583
Redemption at 75 Percent of Maximum [Member] | Full Exercise of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.08
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.06
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.94
Redemption at 75 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.06
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.96
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 24,679,251
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	6,108,333
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 28,376,801
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	6,994,583
Redemption at 100 Percent of Maximum [Member] | Full Exercise of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.17
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	9.85
Redemption at 100 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	0.17
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.85
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 554,251
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	3,608,333
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 633,051
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	4,119,583
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	$ (71,276)
Net Tangible Book Deficit Before This Offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net Tangible Book Deficit Before This Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value	(71,276)
Net proceeds from this offering and the sale of private placement units [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	100,625,000	[1]
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	115,625,000	[1]
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Plus: Offering costs accrued for or paid in advance, excluded from tangible book deficit before this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	79,327
Deferred Underwriting Discount [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,500,000)
Deferred Underwriting Discount [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,025,000)
Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,625,000)
Deferred Underwriting Discount [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,018,750)
Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,750,000)
Deferred Underwriting Discount [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,012,500)
Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(875,000)
Deferred Underwriting Discount [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,006,250)
Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred Underwriting Discount [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less: Over-allotment liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(78,800)	[2]
Less: Over-allotment liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[2]
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(78,800)	[2]
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[2]
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(78,800)	[2]
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[2]
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(78,800)	[2]
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[2]
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(78,800)	[2]
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[2]
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[3]
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted		[3]
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(25,000,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(28,750,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)	[3]
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (115,000,000)	[3]
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	3,833,333
Less: shares forfeited [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(500,000)
Less: shares forfeited [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Less: shares forfeited [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(500,000)
Less: shares forfeited [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Less: shares forfeited [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(500,000)
Less: shares forfeited [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Less: shares forfeited [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(500,000)
Less: shares forfeited [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Less: shares forfeited [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(500,000)
Less: shares forfeited [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Ordinary shares offered [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	11,500,000
Ordinary shares included in the private placement units [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	275,000
Ordinary shares included in the private placement units [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	286,250
Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	275,000
Ordinary shares included in the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	286,250
Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	275,000
Ordinary shares included in the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	286,250
Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	275,000
Ordinary shares included in the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	286,250
Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	275,000
Ordinary shares included in the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	286,250
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(2,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(2,875,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(5,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(5,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(7,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(8,625,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(10,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	(11,500,000)

[1]	Expenses deducted from the gross proceeds include offering expenses of approximately $625,000 and underwriting commissions of $1,500,000 (or $1,612,500 if the over-allotment option is exercised in full). See “Use of Proceeds.”
[2]	Represents the value of 45-day over-allotment option from the date of this offering granted to the underwriter to purchase an aggregate of up to 1,500,000 additional units at the initial public offering price less the underwriting commissions. The over-allotment option is deemed to be a freestanding financial instrument indexed on the contingently redeemable shares and will be accounted for as a liability pursuant to ASC 480.
[3]	If we seek shareholder approval of our initial business combination and we do not conduct repurchases in connection with our initial business combination pursuant to the tender offer rules, our initial shareholders, directors, officers or any of their respective affiliates may purchase public shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our public shares prior to the completion of our initial business combination, the number of public shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of our Shares.”